Note 10 - Debt (Details) - Debt (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
HSH
Borrower / Vessel(s)		$ 150,395
Less-current portion		(150,395)
CENTRAL MARE INC
Loans from related parties		2,632
Debt related to Vessel held for sale		19,592
Warhol / Miss Marilena [Member]
HSH
Borrower / Vessel(s)		29,456
Indiana / Tyrrhenian Wave [Member]
HSH
Borrower / Vessel(s)		21,224
Britto / Britto [Member]
HSH
Borrower / Vessel(s)		26,393
Jeke / Evian (ex Papillon) [Member]
HSH
Borrower / Vessel(s)		15,662
Hongbo / Hongbo [Member]
HSH
Borrower / Vessel(s)		24,289
Hongbo / Bridge Loan [Member]
HSH
Borrower / Vessel(s)		3,520
Lichtenstein / Lichtenstein [Member]
HSH
Borrower / Vessel(s)		26,819
The Company [Member]
HSH
Borrower / Vessel(s)		3,032
Central Mare [Member]
CENTRAL MARE INC
Loans from related parties		2,218
Shipping Financial Services Inc [Member]
CENTRAL MARE INC
Loans from related parties		414
Banksy / Ionian Wave [Member]
CENTRAL MARE INC
Debt related to Vessel held for sale	[1]	$ 19,592	[1]

[1]	M/T UACC Sila as of December 31, 2012 was classified as held for sale.